SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund

December 31, 2025 (Unaudited)
Shares		Value
Common Stocks — 98.5%
Australia — 5.2%
1,887	Ampol Ltd.	$40,105
2,709	IGO Ltd.*	14,764
11,088	Lynas Rare Earths Ltd.*	90,938
9,145	Paladin Energy Ltd.*	57,965
327	Pro Medicus Ltd.	48,024
24,912	Steadfast Group Ltd.	87,504
4,508	Telix Pharmaceuticals Ltd.*	33,699
		372,999
Austria — 0.7%
312	BAWAG Group AG(a)	46,992

Belgium — 1.7%
13	Lotus Bakeries NV	119,660

Canada — 0.5%
3,700	Capstone Copper Corp.*	37,147

China — 6.1%
3,900	Kanzhun Ltd., ADR	79,482
5,500	Neway Valve Suzhou Co. Ltd., Class A	40,915
2,700	Pony AI, Inc., Class A*	40,694
5,800	Sieyuan Electric Co. Ltd., Class A	128,215
37,000	Zhaojin Mining Industry Co. Ltd., Class H	146,096
		435,402
Denmark — 1.1%
1,199	ALK-Abello A/S*	42,909
438	Zealand Pharma A/S*	31,822
		74,731
France — 5.1%
743	Exosens SAS	42,233
857	Gaztransport Et Technigaz SA	157,248
4,244	Technip Energies NV	161,620
		361,101
Germany — 3.7%
1,462	CTS Eventim AG & Co. KGaA	133,835
2,749	Freenet AG	94,696
599	RENK Group AG	37,330
		265,861
Greece — 0.5%
4,785	Piraeus Bank SA	38,205

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
India — 6.5%
23,991	Aditya Birla Capital Ltd.*	$95,575
325	Dixon Technologies India Ltd.	43,848
2,534	GE Vernova T&D India Ltd.	88,259
6,459	Phoenix Mills Ltd. (The)	133,368
18,389	Varun Beverages Ltd.	100,391
		461,441
Indonesia — 2.6%
481,500	Indosat Tbk PT	66,926
505,700	Mayora Indah Tbk PT	64,543
2,197,300	Midi Utama Indonesia Tbk PT	51,371
		182,840
Italy — 1.4%
1,479	Lottomatica Group SpA	38,760
1,015	SOL SpA	58,284
		97,044
Ivory Coast — 1.3%
1,800	Endeavour Mining Plc	92,692

Japan — 20.6%
6,200	Asics Corp.	148,840
3,100	Food & Life Cos. Ltd.	156,382
2,300	Furuno Electric Co. Ltd.	116,782
3,800	Ibiden Co. Ltd.	164,129
6,700	IHI Corp.	117,790
2,600	Japan Steel Works Ltd. (The)	128,047
2,600	Kokusai Electric Corp.	90,928
5,300	Namura Shipbuilding Co. Ltd.	119,631
1,400	Nitto Boseki Co. Ltd.	91,006
6,096	PAL GROUP Holdings Co. Ltd.	78,992
2,600	Resonac Holdings Corp.	108,408
10,200	Round One Corp.	72,829
2,400	Sanrio Co. Ltd.	75,096
		1,468,860
Korea — 0.9%
74	Samyang Foods Co. Ltd.	63,185

Netherlands — 1.6%
5,455	CTP NV(a)	114,306

New Zealand — 1.2%
1,380	Fisher & Paykel Healthcare Corp. Ltd.	29,983
9,200	Infratil Ltd.	58,707
		88,690

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
Norway — 5.7%
5,528	Aker BP ASA	$140,667
2,814	Nordic Semiconductor ASA*	36,874
6,499	SpareBank 1 SMN	132,731
5,377	Veidekke ASA	95,222
		405,494
Philippines — 2.6%
19,150	International Container Terminal Services, Inc.	183,768

Portugal — 1.0%
19,327	REN - Redes Energeticas Nacionais SGPS SA	73,046

Spain — 3.9%
3,881	ATALAYA MINING COPPER SA	44,445
3,301	CIE Automotive SA	115,105
7,905	Merlin Properties Socimi SA, REIT	115,085
		274,635
Sweden — 3.3%
4,832	Alimak Group AB(a)	75,874
9,800	Asker Healthcare Group AB*	89,317
553	Camurus AB*	36,713
2,115	Sweco AB, Class B	34,505
		236,409
Switzerland — 0.5%
209	Sulzer AG	38,587

Taiwan — 4.9%
265	ASPEED Technology, Inc.	60,969
4,932	Chroma ATE, Inc.	121,985
4,619	E Ink Holdings, Inc.	29,021
1,462	Lotes Co. Ltd.	60,281
2,590	Voltronic Power Technology Corp.	79,727
		351,983
Thailand — 2.9%
30,100	Central Pattana Public Co. Ltd. - FOR	52,705
340	Fabrinet*	154,795
		207,500
United Kingdom — 11.8%
9,182	Auto Trader Group Plc(a)	72,440
10,373	Beazley Plc	115,997
2,529	Cranswick Plc	168,516
498	Diploma Plc	35,432
9,502	Howden Joinery Group Plc	106,342

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC International Small Cap Equity Fund  (cont.)

December 31, 2025 (Unaudited)
Shares		Value
15,694	OSB Group Plc	$134,404
4,367	Softcat Plc	83,126
14,439	Volution Group Plc	125,872
		842,129
United States — 1.2%
3,876	Life360, Inc.(a),*	86,150

Total Common Stocks		7,020,857
(Cost $6,034,627)
Investment Company — 3.3%
237,235	RBC BlueBay U.S. Government Money Market Fund, Institutional Class 1 (b)	237,235
Total Investment Company		237,235
(Cost $237,235)
Total Investments		$7,258,092
(Cost $6,271,862) — 101.8%
Liabilities in excess of other assets — (1.8)%		(126,955)
NET ASSETS — 100.0%		$7,131,137

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Affiliated investment.
*	Non-income producing security.

Abbreviations used are defined below:
ADR - American Depositary Receipt
FOR - Foreign Ownership Receipt
REIT - Real Estate Investment Trust
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